UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2011

Semi-Annual Repor t

Legg Mason

Western Asset

Short-Term Bond

Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE
VALUE

II

Legg Mason Western Asset Short-Term Bond Fund

Fund objective

The Fund seeks current income, preservation of capital and liquidity.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Western Asset Short-Term Bond Fund for the six-month reporting period ended June 30, 2011. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•

Fund prices and performance,

•

Market insights and commentaries from our portfolio managers, and

•

A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 29, 2011

Legg Mason Western Asset Short-Term Bond Fund

III

Investment commentary

Economic review

Although the U.S. economy continued to grow over the six months ended June 30, 2011, the pace of the expansion was disappointing, which resulted in a significant shift in investor sentiment. During the first half of the period, there were expectations of a strengthening economy and generally robust investor risk appetite. However, as the reporting period progressed, weakening economic data triggered a flight to quality as investor risk aversion increased. Despite giving back a portion of their previous gains in late May and June, investors who took on additional risk in their portfolios during the reporting period were generally rewarded.

U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, has been less robust than previously realized during most other periods exiting a severe recession. Revised GDP growth was 2.3% during the fourth quarter of 2010 and 3.0% for calendar 2010 as a whole. The Commerce Department then reported that first and second quarter 2011 GDP growth were 0.4% and 1.3%, respectively. This moderation in growth during the first half of the year was due to a variety of factors, including less robust export activity, a decline in government spending and a deceleration in consumer spending given higher oil and food prices.

Turning to the job market, while there was some improvement in the first half of the reporting period, unemployment again moved higher from April through June. After being 9.0% or higher since April
2009, the unemployment rate fell to 8.9% in February and 8.8% in March 2011. The job market then weakened, as unemployment rose to 9.0% in April, 9.1% in May and 9.2% in June. As of the end of the reporting period, approximately 14.1 million
Americans looking for work had yet to find a job, and roughly 44% of these individuals have been out of work for more than six months. In June 2011, the Federal Reserve Board (“Fed”)ii projected that unemployment would moderate, but that it would remain elevated and between 7.8% and 8.2% at the end of 2012.

The long-ailing housing market continued to show signs of strain during the reporting period. Looking back, sales increased in the spring of 2010 largely due to the government’s $8,000 tax credit for first-time home buyers. This proved to be only a temporary boost, as sales subsequently weakened after the tax credit expired at the end of April. Existing-home sales did rebound somewhat toward the end of 2010 and in January 2011, as mortgage rates remained relatively low. However, according to the National Association of Realtors (“NAR”), existing-home sales then declined a sharp 8.9% in February. After a 3.5% increase in
March, existing-home sales fell 1.8%, 4.0% and 0.8% in April, May and June, respectively. At the end of June, the inventory of unsold homes was a 9.5 month supply at the current sales level, versus a 9.1 month supply in May. Existing-home prices were relatively stagnant versus a year ago, with the NAR reporting that the median existing-home price for all housing types was $184,300 in June 2011, up 0.8% from June 2010.

Even the manufacturing sector, one of the stalwarts of the economy in recent years, softened toward the end of the reporting period. Based on the Institute for Supply Management’s PMIiii, the manufacturing sector grew twenty-three consecutive months since it began expanding in August 2009
(a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). In January 2011, the manufacturing sector expanded at its fastest pace since May 2004, with a reading of 60.8 versus 58.5 for the previous month.
Manufacturing activity remained strong during the next three months and was 60.4 in April. However, it then declined to 53.5 in

IV

Legg Mason Western Asset Short-Term Bond Fund

Investment commentary (cont’d)

May, the lowest reading in the past twelve months. This was attributed, in part, to supply disruptions triggered by the March earthquake and tsunami in Japan. Manufacturing activity then moved modestly higher in June to 55.3, although only twelve of the eighteen industries tracked by the Institute for Supply Management expanded during the month.

Financial market overview

While stocks and lower-quality bonds generated solid
results during the reporting period, there were several periods of heightened volatility and periodic sell-offs. These were triggered by a variety of factors, including concerns regarding the global economy, geopolitical unrest, the natural disasters in Japan and the ongoing European sovereign debt crisis. During those periods, investors tended to favor the relative safety of U.S. Treasury securities. However, these setbacks proved to be only temporary and risk aversion was generally replaced with solid demand for riskier assets.

The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. In November 2010, prior to the beginning of the reporting period, the Fed announced a second round of quantitative easing (often referred to as “QE2”) to help stimulate the economy, entailing the purchase of $600 billion of long-term U.S. Treasury securities by the end of the second quarter of 2011. Also, as has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between 0 and 1/4 percent.

Despite
these efforts, at its meeting in June 2011, the Fed said, “Information received since the Federal Open Market Committee met in April indicates that the economic recovery is continuing at a moderate pace, though somewhat more slowly than the Committee had expected. . . . To promote the ongoing economic recovery and to help ensure that inflation, over time, is at levels consistent with its mandate, the Committee decided today to keep the target range for the federal funds rate at 0 to 1/4 percent. The Committee continues to anticipate that economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate for an extended period.”

In June, the Fed also announced that it would complete
QE2 on schedule at the end of June. However, given ongoing strains in the economy, it made no overtures toward reversing any of its accommodative policies and the Fed said it would “maintain its existing policy of reinvesting principal payments from its securities holdings” rather than seeking to reduce the size of its balance sheet.

Fixed income market review

While volatility was elevated at times, the U.S. spread sectors (non-Treasuries) produced positive results during the reporting period. As was the case for much of 2010, the spread sectors generally outperformed equal-durationv Treasuries during the first four months of the reporting period. A combination of positive economic growth, benign core inflation, rising corporate profits and overall robust investor demand supported the spread sectors from January through April 2011. Investor sentiment then began to shift in May, as optimism about the economic expansion waned and investor risk appetite started to be replaced with increased risk aversion. While the U.S. spread sectors generally posted positive results in May, they underperformed equal-duration Treasuries. Risk aversion then increased in June given a host of disappointing economic data and a further escalation of the European sovereign debt crisis. Against this backdrop, the spread

Legg Mason Western Asset Short-Term Bond Fund

V

sectors generated relatively poor results during most of June as investors fled the spread sectors in favor of Treasury securities.

Both short- and long-term Treasury yields fluctuated during the six months ended June 30, 2011. When the period began, two-
and ten-year Treasury yields were 0.61% and 3.30%, respectively. Yields initially moved higher given expectations for stronger growth in 2011 and the potential for rising inflation. On February 14, 2011, two-year Treasury yields peaked at
0.87%, while ten-year Treasuries peaked at 3.75% on February 8, 2011. Treasury yields then declined as investor risk aversion increased given the uprising in Libya and, later, due to the tragic events in Japan. Yields briefly moved higher toward the end of March, but then generally declined from April through June given disappointing economic data and periodic flights to quality. In late June, two- and ten-year Treasury yields bottomed at 0.35% and 2.88%, respectively, and ended the period at 0.45% and 3.18%, respectively. For the six months ended June 30, 2011, the Barclays Capital U.S. Aggregate Indexvi returned 2.72%.

Performance review

For the six months ended June 30, 2011, Class A shares of Legg Mason Western Asset Short-Term Bond Fund, excluding sales charges, returned 1.99%. The Fund’s unmanaged benchmark, the
Citigroup Treasury/Government Sponsored/Credit 1-3 Year Indexvii, returned 1.02% for the same period. The Lipper Short Investment Grade Debt Funds Category Average1 returned 1.33% over the same time frame.

Performance Snapshot as of June 30, 2011 (unaudited)

(excluding sales charges)

6 months

Legg Mason Western Asset Short-Term Bond Fund:

Class A

1.99
%

Class C

1.59
%

Class I

2.14
%

Citigroup Treasury/Government Sponsored/Credit 1-3 Year Index

1.02
%

Lipper Short Investment Grade Debt Funds Category Average

1.33
%

The
performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the
reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The 30-Day SEC Yields for the period
ended June 30, 2011 for Class A, Class C and Class I shares were 0.93%, 0.63% and 1.20%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2011, the gross total annual operating expense ratios for Class A, Class C and Class I shares were 0.88%, 1.11% and 0.50%, respectively.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2011, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 262 funds in the Fund’s Lipper category, and excluding sales charges.

VI

Legg Mason Western Asset Short-Term Bond Fund

Investment commentary (cont’d)

Actual
expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 29, 2011

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund’s investments may be subject to prepayment risks. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]
  Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the
Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vi

The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii
  The Citigroup Treasury/Government Sponsored/Credit 1-3 Year Index is a broad-based index of short-term U.S. Treasury and corporate debt securities.

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†
The bar graph above represents the composition of the Fund’s investments as of June 30, 2011 and December 31, 2010 and does not include derivatives, such as written options, swap contracts and futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

Fund expenses
(unaudited)

Example

As a shareholder of the
Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other
Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2011 and held for the six months ended June 30, 2011.

Actual expenses

The table below
titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in
the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]

Based on hypothetical total return[1]

Actual Total Return Without Sales Charges[2]

Beginning Account Value

Ending Account Value

Annualized Expense Ratio

Expenses Paid During the Period[3]

Hypothetical Annualized Total Return

Beginning Account Value

Ending Account Value

Annualized Expense Ratio

Expenses Paid During the Period[3]

Class A

1.99
%

$
1,000.00

$
1,019.90

0.82
%

$
4.11

Class A

5.00
%

$
1,000.00

$
1,020.73

0.82
%

$
4.11

Class C

1.59

1,000.00

1,015.90

1.09

5.45

Class C

5.00

1,000.00

1,019.39

1.09

5.46

Class I

2.14

1,000.00

1,021.40

0.51

2.56

Class I

5.00

1,000.00

1,022.27

0.51

2.56

[1]
For the six months ended June 30, 2011.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fees forgone, and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone, and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fees forgone, and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

3

Spread duration (unaudited)

Economic exposure — June 30, 2011

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS

— Asset Backed Securities

Citigroup 1-3 Yr.

— Citigroup Treasury/Government Sponsored/Credit 1-3 Year Index

IG Credit

— Investment Grade Credit

HY

— High Yield

LMWA Short-Term

— Legg Mason Western Asset Short-Term Bond Fund

MBS

— Mortgage Backed Securities

4

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2011

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS

— Asset Backed Securities

Citigroup 1-3 Yr.

— Citigroup Treasury/Government Sponsored/Credit 1-3 Year Index

IG Credit

— Investment Grade Credit

HY

— High Yield

LMWA Short-Term

— Legg Mason Western Asset Short-Term Bond Fund

MBS

— Mortgage Backed Securities

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

5

Schedule of investments (unaudited)

June 30, 2011

Legg Mason Western Asset Short-Term Bond Fund

Security

Rate

Maturity Date

Face Amount

Value

Corporate Bonds &
Notes — 41.7%

Consumer Discretionary
— 0.9%

Automobiles — 0.2%

Daimler Finance NA LLC, Senior Notes

0.856
%

3/28/14

$
1,400,000

$
1,401,716

(a)(b)

Media — 0.5%

Time Warner Cable Inc., Senior Notes

8.250
%

2/14/14

550,000

640,115

Time Warner Cable Inc., Senior Notes

3.500
%

2/1/15

1,070,000

1,117,040

Walt Disney Co., Senior Notes

4.700
%

12/1/12

900,000

950,978

Total Media

2,708,133

Multiline Retail — 0.2%

Macy’s Retail Holdings Inc., Senior Notes

5.350
%

3/15/12

990,000

1,017,559

Total Consumer Discretionary

5,127,408

Consumer Staples —
1.7%

Beverages — 0.6%

Anheuser-Busch InBev Worldwide Inc., Senior Notes

4.125
%

1/15/15

1,160,000

1,248,565

Diageo Capital PLC

5.200
%

1/30/13

1,180,000

1,258,942

Dr. Pepper Snapple Group Inc., Senior Notes

2.350
%

12/21/12

510,000

520,248

Total Beverages

3,027,755

Food & Staples Retailing — 0.2%

Kroger Co., Notes

3.900
%

10/1/15

770,000

815,181

Food Products — 0.4%

Kraft Foods Inc., Senior Notes

2.625
%

5/8/13

2,240,000

2,305,538

Tobacco — 0.5%

Altria Group Inc., Senior Notes

8.500
%

11/10/13

380,000

440,664

Altria Group Inc., Senior Notes

9.250
%

8/6/19

180,000

235,065

Philip Morris International Inc.

4.875
%

5/16/13

1,100,000

1,180,533

Reynolds American Inc., Senior Notes

7.250
%

6/1/13

900,000

995,443

Total Tobacco

2,851,705

Total Consumer Staples

9,000,179

Energy —
2.9%

Oil, Gas & Consumable Fuels — 2.9%

Anadarko Petroleum Corp., Senior Notes

7.625
%

3/15/14

890,000

1,021,142

Apache Corp., Notes

6.250
%

4/15/12

1,820,000

1,899,671

BP Capital Markets PLC, Senior Notes

3.125
%

3/10/12

330,000

335,780

BP Capital Markets PLC, Senior Notes

5.250
%

11/7/13

680,000

737,164

BP Capital Markets PLC, Senior Notes

3.125
%

10/1/15

160,000

164,434

ConocoPhillips

4.750
%

10/15/12

1,000,000

1,052,790

Devon Financing Corp. ULC, Notes

6.875
%

9/30/11

1,350,000

1,370,376

Duke Capital LLC, Senior Notes

6.250
%

2/15/13

1,000,000

1,077,743

See Notes to Financial Statements.

6

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

Schedule of investments
(unaudited) (cont’d)

June 30, 2011

Legg Mason Western Asset Short-Term Bond Fund

Security

Rate

Maturity Date

Face Amount

Value

Oil, Gas & Consumable Fuels — continued

El Paso Natural Gas Co., Senior Notes

5.950
%

4/15/17

$
1,760,000

$
2,000,548

Energy Transfer Partners LP, Senior Notes

9.700
%

3/15/19

370,000

473,505

Enterprise Products Operating LP, Senior Notes

9.750
%

1/31/14

890,000

1,063,086

Pemex Project Funding Master Trust, Senior Notes

0.853
%

12/3/12

2,131,000

2,136,328
(a)(b)

Petrobras International Finance Co., Senior Notes

3.875
%

1/27/16

1,130,000

1,156,349

Shell International Finance BV, Senior Notes

1.875
%

3/25/13

960,000

981,070

Total Energy

15,469,986

Financials —
31.7%

Capital Markets — 6.9%

Bear Stearns Co. Inc., Senior Notes

6.400
%

10/2/17

1,740,000

1,987,818

Credit Suisse AG/Guernsey, Secured Bonds

2.600
%

5/27/16

1,580,000

1,578,039
(a)

Credit Suisse USA Inc., Senior Notes

6.500
%

1/15/12

4,000,000

4,125,932

Deutsche Bank AG, Senior Notes

6.000
%

9/1/17

900,000

1,005,475

Goldman Sachs Capital II, Junior Subordinated Bonds

5.793
%

6/1/12

2,260,000

1,819,300
(b)(c)

Goldman Sachs Group Inc., Senior Notes

6.600
%

1/15/12

830,000

855,744

Goldman Sachs Group Inc., Senior Notes

5.250
%

10/15/13

1,390,000

1,492,190

Goldman Sachs Group Inc., Senior Notes

5.375
%

3/15/20

440,000

455,150

Kaupthing Bank HF, Senior Notes

0.000
%

1/15/10

190,000

47,975
(a)(d)(e)(f)

Kaupthing Bank HF, Senior Notes

5.750
%

10/4/11

2,120,000

535,300
(a)(e)(f)

Kaupthing Bank HF, Senior Notes

7.625
%

2/28/15

890,000

224,725
(a)(e)(f)

Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes

5.857
%

5/31/12

2,620,000

1,572
(b)(c)(f)

Lehman Brothers Holdings Inc., Subordinated Notes

6.500
%

7/19/17

810,000

1,215
(f)

Macquarie Bank Ltd.

2.600
%

1/20/12

3,620,000

3,665,366
(a)

Macquarie Bank Ltd., Senior Notes

4.100
%

12/17/13

1,000,000

1,076,241
(a)

Merrill Lynch & Co. Inc., Medium-Term Notes

6.150
%

4/25/13

1,930,000

2,073,198

Merrill Lynch & Co. Inc., Senior Notes, Medium-Term Notes

6.050
%

8/15/12

1,700,000

1,790,093

Morgan Stanley, Senior Notes

2.761
%

5/14/13

2,290,000

2,352,469
(b)

Pooled Funding Trust II, Notes

2.625
%

3/30/12

10,000,000

10,097,510
(a)

UBS AG, Senior Notes

2.250
%

1/28/14

250,000

252,771

UBS AG Stamford CT, Senior Notes

3.875
%

1/15/15

1,720,000

1,796,829

Total Capital Markets

37,234,912

Commercial Banks — 12.0%

Abbey National Treasury Services PLC, Senior Notes

4.000
%

4/27/16

1,400,000

1,390,742

ANZ National International Ltd., Senior Notes

2.375
%

12/21/12

1,370,000

1,391,527
(a)

Bank of Montreal, Secured Bonds

2.850
%

6/9/15

1,190,000

1,234,085
 (a)

See Notes to Financial Statements.

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

7

Legg Mason Western Asset Short-Term Bond Fund

Security

Rate

Maturity Date

Face Amount

Value

Commercial Banks — continued

Bank of Scotland PLC, Senior Secured Notes

5.000
%

11/21/11

$
2,220,000

$
2,254,135
(a)

Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes

2.600
%

1/22/13

320,000

326,636
(a)

Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes

3.850
%

1/22/15

1,300,000

1,370,833
(a)

Barclays Bank PLC, Senior Notes

5.200
%

7/10/14

210,000

227,332

Barclays Bank PLC, Subordinated Notes

6.050
%

12/4/17

170,000

180,234
(a)

BBVA US Senior SAU, Senior Notes

3.250
%

5/16/14

1,200,000

1,187,520

BNP Paribas, Senior Notes

1.190
%

1/10/14

690,000

685,412
(b)

BNP Paribas, Senior Secured Bonds

2.200
%

11/2/15

2,420,000

2,367,329
(a)

BPCE SA, Senior Subordinated Bonds

2.375
%

10/4/13

990,000

1,006,635
(a)

Commonwealth Bank of Australia, Senior Notes

2.900
%

9/17/14

3,380,000

3,543,910
(a)

Commonwealth Bank of Australia, Senior Notes

3.750
%

10/15/14

980,000

1,030,423
(a)

Compagnie de Financement Foncier, Secured Bonds

2.250
%

3/7/14

2,000,000

2,023,070
(a)

Credit Agricole Home Loan SFH, Secured Bonds

1.024
%

7/21/14

600,000

600,727
(a)(b)

Credit Agricole SA, Senior Notes

3.500
%

4/13/15

1,230,000

1,234,620
(a)

Credit Agricole SA, Subordinated Notes

8.375
%

10/13/19

640,000

672,000
(a)(b)(c)

Danske Bank A/S, Senior Notes

1.331
%

4/14/14

1,300,000

1,301,074
(a)(b)

Dexia Credit Local NY, Senior Notes

2.000
%

3/5/13

4,380,000

4,408,619
(a)

DnB NOR Boligkreditt, Secured Bonds

2.900
%

3/29/16

2,180,000

2,221,370
(a)

FIH Erhvervsbank A/S, Senior Notes

2.000
%

6/12/13

2,600,000

2,659,074
(a)

Glitnir Banki HF, Notes

5.815
%

1/21/11

3,550,000

1,002,875
(a)(b)(d)(e)(f)

Glitnir Banki HF, Subordinated Notes

6.693
%

6/15/16

350,000

0
(a)(e)(f)(g)†

HSBC Bank PLC, Bonds

1.625
%

7/7/14

2,160,000

2,157,473
(a)

ING Bank NV, Secured Bonds

2.500
%

1/14/16

2,730,000

2,684,930
(a)

ING Bank NV, Senior Notes

2.625
%

2/9/12

2,000,000

2,026,518
(a)

Landsbanki Islands HF

7.431
%

10/19/17

590,000

0
(a)(c)(e)(f)(g)†

Landsbanki Islands HF, Senior Notes

6.100
%

8/25/11

1,720,000

129,000
(a)(e)(f)

Landwirtschaftliche Rentenbank

1.875
%

9/24/12

1,600,000

1,629,392

Nordea Bank AB, Senior Notes

3.700
%

11/13/14

660,000

691,052
(a)

Nordea Eiendomskreditt AS, Mortgage Secured Bonds

1.875
%

4/7/14

2,580,000

2,608,493
(a)

Rabobank Nederland NV, Senior Notes

2.125
%

10/13/15

3,020,000

2,994,689

Royal Bank of Scotland PLC, Senior Notes

4.875
%

3/16/15

1,310,000

1,360,701

Santander US Debt SA Unipersonal, Senior Notes

3.724
%

1/20/15

300,000

290,627
(a)

Societe Generale, Senior Notes

1.326
%

4/11/14

1,500,000

1,487,053
(a)(b)

Sparebank 1 Boligkreditt AS, Secured Bonds

2.625
%

5/27/16

1,860,000

1,864,483
(a)

Sumitomo Mitsui Banking Corp., Senior Notes

3.150
%

7/22/15

930,000

952,315
(a)

Wachovia Capital Trust III, Junior Subordinated Bonds

5.570
%

8/15/11

5,680,000

5,218,500
(b)(c)

Wells Fargo & Co., Senior Notes

3.676
%

6/15/16

1,660,000

1,707,302

See Notes to Financial Statements.

8

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

Schedule of investments
(unaudited) (cont’d)

June 30, 2011

Legg Mason Western Asset Short-Term Bond Fund

Security

Rate

Maturity Date

Face Amount

Value

Commercial Banks — continued

Westpac Banking Corp., Senior Bonds

2.250
%

11/19/12

$
2,420,000

$
2,467,018

Total Commercial Banks

64,589,728

Consumer Finance — 2.6%

Ally Financial Inc., Notes

2.200
%

12/19/12

2,290,000

2,349,277

Ally Financial Inc., Senior Notes

7.500
%

12/31/13

3,048,000

3,272,790

Ally Financial Inc., Subordinated Notes

8.000
%

12/31/18

487,000

523,525

American Honda Finance Corp., Senior Notes

3.500
%

3/16/15

970,000

1,022,429
(a)

Caterpillar Financial Services Corp., Notes

1.900
%

12/17/12

810,000

824,045

FIA Credit Services N.A., Subordinated Notes

7.125
%

11/15/12

970,000

1,035,755

SLM Corp., Senior Notes

0.504
%

10/25/11

5,000,000

4,975,545
(b)

Total Consumer Finance

14,003,366

Diversified Financial Services — 6.8%

Bank of America Corp., Senior Notes

4.875
%

9/15/12

340,000

354,445

Bank of America Corp., Senior Notes

4.500
%

4/1/15

250,000

261,600

Citigroup Inc., Senior Notes

2.875
%

12/9/11

6,000,000

6,071,406

Citigroup Inc., Senior Notes

6.000
%

12/13/13

1,230,000

1,338,117

Citigroup Inc., Senior Notes

6.375
%

8/12/14

4,450,000

4,923,965

Citigroup Inc., Senior Notes

5.500
%

10/15/14

340,000

370,023

FDIC Structured Sale Guaranteed Notes

0.000
%

10/25/13

1,150,000

1,115,770
(a)

General Electric Capital Corp., Senior Notes

5.875
%

2/15/12

4,500,000

4,653,117

General Electric Capital Corp., Senior Notes

5.900
%

5/13/14

1,410,000

1,567,422

General Electric Capital Corp., Senior Notes

5.625
%

5/1/18

400,000

438,111

General Electric Capital Corp., Subordinated Debentures

6.375
%

11/15/67

785,000

807,569
(b)

IBM International Group Capital LLC, Senior Notes

5.050
%

10/22/12

2,650,000

2,806,427

International Lease Finance Corp., Medium-Term Notes

0.633
%

7/13/12

580,000

571,084
(b)

Kreditanstalt fuer Wiederaufbau, Senior Bonds

3.500
%

3/10/14

2,100,000

2,239,219

MUFG Capital Finance 1 Ltd., Preferred Securities

6.346
%

7/25/16

1,600,000

1,627,790
(b)(c)

NCUA Guaranteed Notes, Senior Notes

0.206
%

6/12/13

1,570,000

1,570,000
(b)(g)

Private Export Funding Corp., Notes

4.950
%

11/15/15

1,820,000

2,055,999

SSIF Nevada LP, Senior Notes

0.981
%

4/14/14

2,640,000

2,642,186
(a)(b)

TNK-BP Finance SA

6.875
%

7/18/11

570,000

572,138
(a)

TNK-BP Finance SA, Notes

6.125
%

3/20/12

100,000

103,630
(a)

Westpac Securities NZ Ltd., Senior Notes

2.500
%

5/25/12

740,000

752,118
(a)

Total Diversified Financial Services

36,842,136

See Notes to Financial
Statements.

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

9

Legg Mason Western Asset Short-Term Bond Fund

Security

Rate

Maturity Date

Face Amount

Value

Insurance — 2.3%

American International Group Inc., Senior Notes

3.750
%

11/30/13

$
300,000

$
307,126
(a)

American International Group Inc., Senior Notes

3.650
%

1/15/14

1,860,000

1,896,437

Berkshire Hathaway Inc., Senior Notes

2.125
%

2/11/13

2,570,000

2,638,013

MetLife Inc., Senior Notes

2.375
%

2/6/14

2,540,000

2,589,929

Metropolitan Life Global Funding I, Notes

2.875
%

9/17/12

1,060,000

1,083,594
(a)

Prudential Financial Inc., Senior Notes

2.750
%

1/14/13

1,250,000

1,276,076

Suncorp-Metway Ltd., Senior Notes

1.778
%

7/16/12

2,850,000

2,894,198
(a)(b)

Total Insurance

12,685,373

Thrifts & Mortgage Finance — 1.1%

Countrywide Financial Corp., Medium-Term Notes

5.800
%

6/7/12

260,000

271,272

Santander Holdings USA Inc., Senior Notes

4.625
%

4/19/16

750,000

754,527

U.S. Central Federal Credit Union, Notes

1.250
%

10/19/11

5,000,000

5,017,120

Total Thrifts & Mortgage Finance

6,042,919

Total Financials

171,398,434

Health Care
— 0.9%

Health Care Equipment & Supplies — 0.5%

Baxter International Inc., Senior Notes

1.800
%

3/15/13

1,070,000

1,088,392

Medtronic Inc., Senior Notes

3.000
%

3/15/15

1,340,000

1,400,937

Total Health Care Equipment & Supplies

2,489,329

Health Care Providers & Services — 0.1%

UnitedHealth Group Inc., Senior Notes

4.875
%

2/15/13

510,000

539,509

Pharmaceuticals — 0.3%

Teva Pharmaceutical Finance III BV, Senior Notes

0.747
%

3/21/14

1,810,000

1,818,516
(b)

Total Health Care

4,847,354

Industrials
— 0.7%

Airlines — 0.4%

Continental Airlines Inc., Pass-Through Certificates

6.900
%

1/2/18

1,041,864

1,103,022

Continental Airlines Inc., Pass-Through Certificates

6.545
%

2/2/19

672,443

706,872

Continental Airlines Inc., Pass-Through Certificates

6.703
%

6/15/21

665,485

693,768

Total Airlines

2,503,662

Industrial Conglomerates — 0.3%

United Technologies Corp., Senior Notes

5.375
%

12/15/17

1,360,000

1,554,035

Total Industrials

4,057,697

Materials —
0.6%

Chemicals — 0.3%

Dow Chemical Co., Notes

5.700
%

5/15/18

90,000

99,873

E.I. du Pont de Nemours & Co., Senior Notes

3.250
%

1/15/15

1,180,000

1,237,502

Total Chemicals

1,337,375

See Notes to Financial Statements.

10

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

Schedule of investments
(unaudited) (cont’d)

June 30, 2011

Legg Mason Western Asset Short-Term Bond Fund

Security

Rate

Maturity Date

Face Amount

Value

Metals & Mining — 0.3%

Rio Tinto Finance USA Ltd., Senior Notes

2.500
%

5/20/16

$
1,160,000

$
1,163,587

Vale Overseas Ltd., Notes

6.250
%

1/23/17

480,000

544,198

Total Metals & Mining

1,707,785

Total Materials

3,045,160

Telecommunication Services
— 1.7%

Diversified Telecommunication Services — 1.2%

AT&T Inc., Senior Notes

4.850
%

2/15/14

2,860,000

3,108,360

Telefonica Emisiones SAU

0.603
%

2/4/13

2,490,000

2,453,193
(b)

Telefonica Emisiones SAU, Senior Notes

3.729
%

4/27/15

180,000

183,434

Verizon Communications Inc., Senior Notes

8.750
%

11/1/18

440,000

573,301

Total Diversified Telecommunication Services

6,318,288

Wireless Telecommunication Services — 0.5%

America Movil SAB de CV, Senior Notes

3.625
%

3/30/15

650,000

684,423

Rogers Wireless Inc., Secured Notes

6.375
%

3/1/14

520,000

583,575

Sprint Capital Corp., Senior Notes

8.375
%

3/15/12

1,290,000

1,348,050

Total Wireless Telecommunication Services

2,616,048

Total Telecommunication Services

8,934,336

Utilities —
0.6%

Electric Utilities — 0.4%

FirstEnergy Corp., Notes

6.450
%

11/15/11

70,000

71,316

FirstEnergy Solutions Corp., Senior Notes

4.800
%

2/15/15

1,110,000

1,191,897

Pacific Gas & Electric Co.

4.800
%

3/1/14

1,100,000

1,196,595

Total Electric Utilities

2,459,808

Multi-Utilities — 0.2%

Dominion Resources Inc., Senior Notes

8.875
%

1/15/19

10,000

12,965

DTE Energy Co., Senior Notes

0.955
%

6/3/13

760,000

762,465
(b)

PG&E Corp., Senior Notes

5.750
%

4/1/14

160,000

176,726

Total Multi-Utilities

952,156

Total Utilities

3,411,964

Total Corporate Bonds & Notes (Cost — $229,024,228)

225,292,518

Asset-Backed Securities
— 11.6%

Access Group Inc., 2005-B A2

0.504
%

7/25/22

2,099,559

1,972,033
(b)

AESOP Funding II LLC, 2011-2A A

2.370
%

11/20/14

1,570,000

1,581,662
(a)

ARI Fleet Lease Trust, 2010-A A

1.637
%

8/15/18

462,974

465,972
(a)(b)

Asset-Backed Funding Certificates, 2002-WF2 A2

1.311
%

5/25/32

221,263

192,789
(b)

Asset-Backed Funding Certificates, 2004-OPT2 M1

1.011
%

8/25/33

400,000

330,336
(b)

Bear Stearns Asset-Backed Securities Trust, 2004-1 A2

0.706
%

6/25/34

966,594

935,552
 (b)

See Notes to Financial Statements.

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

11

Legg Mason Western Asset Short-Term Bond Fund

Security

Rate

Maturity Date

Face Amount

Value

Asset-Backed Securities
— continued

Bear Stearns Asset-Backed Securities Trust, 2007-SD1 22A1

3.064
%

10/25/36

$
273,234

$
147,941
(b)

Brazos Higher Education Authority Inc., 2011-1 A3

1.307
%

11/25/33

2,400,000

2,247,762
(b)

Chase Issuance Trust, 2006-A5 A

0.207
%

11/15/13

3,640,000

3,639,127
(b)

Citibank Credit Card Issuance Trust, 2009-A1 A1

1.937
%

3/17/14

2,900,000

2,934,619
(b)

Citibank Credit Card Issuance Trust, 2009-A5 A5

2.250
%

12/23/14

3,290,000

3,369,440

Countrywide Asset-Backed Certificates, 2002-S3 M1

4.800
%

5/25/32

142,523

119,622
(b)

Countrywide Asset-Backed Certificates, 2007-QH1 A1

0.386
%

2/25/37

273,988

174,673
(a)(b)

Countrywide Home Equity Loan Trust, 2004-O

0.467
%

2/15/34

266,624

169,368
(b)

Education Funding Capital Trust, 2003-3 A6

1.724
%

12/15/42

200,000

190,000
(b)

Ford Credit Auto Owner Trust, 2011-A A2

0.620
%

7/15/13

1,900,000

1,901,425

GMAC Mortgage Servicer Advance Funding Co., Ltd., 2011-1A A

3.720
%

3/15/23

2,500,000

2,524,887
(a)

GSAMP Trust, 2006-SEA1 A

0.486
%

5/25/36

455,576

380,536
(a)(b)

GSAMP Trust, 2007-SEA1 A

0.486
%

12/25/36

932,099

574,267
(a)(b)

GSRPM Mortgage Loan Trust, 2006-1 A1

0.486
%

3/25/35

1,146,033

981,241
(a)(b)

GSRPM Mortgage Loan Trust, 2007-1 A

0.586
%

3/25/37

1,696,229

938,506
(a)(b)

Hertz Vehicle Financing LLC, 2009-2A A1

4.260
%

3/25/14

1,920,000

2,007,086
(a)

John Deere Owner Trust, 2011-A A2

0.640
%

6/16/14

3,000,000

3,002,470

Lehman XS Trust, 2005-5N 3A1A

0.486
%

11/25/35

1,007,337

749,920
(b)

Long Beach Mortgage Loan Trust, 2006-A A1

0.366
%

5/25/36

2,971,861

58,017
(b)

Louisiana Public Facilities Authority, 2011-A A3

1.257
%

4/25/35

2,600,000

2,485,756
(b)

NCUA Guaranteed Notes, 2010-A1 A

0.540
%

12/7/20

4,342,314

4,354,385
(b)

Nelnet Student Loan Trust, 2008-4 A4

1.754
%

4/25/24

3,550,000

3,649,820
(b)

Nissan Auto Receivables Owner Trust, 2011-A A2

0.650
%

12/16/13

1,400,000

1,403,447

Nissan Auto Receivables Owner Trust, 2011-A A3

1.180
%

2/16/15

1,200,000

1,207,362

Nissan Master Owner Trust Receivables, 2010-AA A

1.337
%

1/15/15

2,110,000

2,133,522
(a)(b)

Penarth Master Issuer, 2011-1A A1

0.850
%

5/18/15

730,000

730,000
(a)(b)

Residential Asset Mortgage Products Inc., 2003-RS7 MII1

1.311
%

8/25/33

234,108

179,236
(b)

Residential Asset Mortgage Products Inc., 2004-SL3 A4

8.500
%

12/25/31

21,136

22,225

Residential Asset Securities Corp., 2003-KS10 AI6

4.540
%

12/25/33

531,989

535,668
(b)

Saxon Asset Securities Trust, 2003-3 M1

0.836
%

12/25/33

82,561

67,739
(b)

SLM Student Loan Trust, 2003-05 A4

0.457
%

12/17/18

298,570

298,566
(b)

SLM Student Loan Trust, 2003-11 A4

0.437
%

6/15/20

629,248

627,676
(b)

SLM Student Loan Trust, 2003-11 A6

0.537
%

12/15/25

1,500,000

1,417,500
(a)(b)

SLM Student Loan Trust, 2004-6 B

0.654
%

4/25/25

2,330,000

2,119,903
(b)

SLM Student Loan Trust, 2005-10 A4

0.384
%

10/25/19

1,029,145

1,022,945
 (b)

See Notes to Financial Statements.

12

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

Schedule of investments
(unaudited) (cont’d)

June 30, 2011

Legg Mason Western Asset Short-Term Bond Fund

Security

Rate

Maturity Date

Face Amount

Value

Asset-Backed Securities
— continued

SLM Student Loan Trust, 2006-4 A4

0.354
%

4/25/23

$
328,269

$
327,609
(b)

SLM Student Loan Trust, 2006-5 A5

0.384
%

1/25/27

1,600,000

1,519,125
(b)

SLM Student Loan Trust, 2006-7 A3

0.294
%

7/25/18

237,882

237,876
(b)

SLM Student Loan Trust, 2006-8 A3

0.294
%

1/25/18

1,223,771

1,222,294
(b)

SLM Student Loan Trust, 2007-2 A2

0.274
%

7/25/17

589,215

585,229
(b)

SLM Student Loan Trust, 2008-1 A2

0.624
%

10/25/16

1,549,788

1,554,147
(b)

Specialty Underwriting & Residential Finance, 2003-BC4 M1

1.086
%

11/25/34

461,240

370,592
(b)

Structured Asset Securities Corp., 2003-AL1 A

3.357
%

4/25/31

336,781

326,170
(a)

Structured Asset Securities Corp., 2007-BC3 1A2

0.326
%

5/25/47

800,000

564,493
(b)

U.S. Small Business Administration, 2004-2

3.080
%

9/25/18

766,278

810,426
(b)

Volkswagen Auto Loan Enhanced Trust, 2008-1 A4

1.886
%

10/20/14

1,361,742

1,370,651
(b)

Total Asset-backed Securities (Cost — $66,948,570)

62,733,613

Collateralized Mortgage
Obligations — 12.3%

American Home Mortgage Investment Trust, 2005-4 1A1

0.476
%

11/25/45

1,037,708

660,877
(b)

Banc of America Funding Corp., 2004-B 3A2

3.085
%

12/20/34

220,269

139,536
(b)

Banc of America Funding Corp., 2005-E 4A1

2.814
%

3/20/35

395,300

376,010
(b)

Banc of America Funding Corp., 2006-D 1A1

0.356
%

5/20/36

989,862

793,163
(b)

Banc of America Funding Corp., 2006-E 2A1

2.873
%

6/20/36

1,841,600

1,311,630
(b)

Banc of America Mortgage Securities, 2002-J B1

3.247
%

9/25/32

164,022

76,922
(b)

Banc of America Mortgage Securities, 2003-C B1

2.858
%

4/25/33

641,591

211,362
(b)

Banc of America Mortgage Securities, 2004-E 1A1

2.748
%

6/25/34

349,069

320,312
(b)

Bayview Commercial Asset Trust, 2005-2A A2

0.536
%

8/25/35

1,010,729

834,583
(a)(b)

Bear Stearns Alt-A Trust, 2004-9 3A1

2.583
%

9/25/34

477,060

406,340
(b)

Bear Stearns Alt-A Trust, 2007-1 1A1

0.346
%

1/25/47

1,079,980

418,510
(b)

Bear Stearns ARM Trust, 2004-10 15A1

2.965
%

1/25/35

148,153

135,016
(b)

Bear Stearns ARM Trust, 2006-4 1A1

2.837
%

10/25/36

366,972

241,294
(b)

Bear Stearns Commercial Mortgage Securities Inc., 2004-PWR4 A2

5.286
%

6/11/41

1,966,281

2,054,811
(b)

CBA Commercial Small Balance Commercial Mortgage, 2006-1A A

0.436
%

6/25/38

1,533,167

762,421
(a)(b)

Chase Mortgage Finance Corp., 2007-A1 2A3

2.851
%

2/25/37

364,614

340,799
(b)

Chevy Chase Mortgage Funding Corp., 2004-3A A2

0.486
%

8/25/35

14,548

10,244
(a)(b)

Chevy Chase Mortgage Funding Corp., 2004-4A A2

0.476
%

10/25/35

45,550

30,623
(a)(b)

Chevy Chase Mortgage Funding Corp., 2005-1A A2

0.386
%

1/25/36

26,239

17,767
(a)(b)

Chevy Chase Mortgage Funding Corp., 2005-3A A2

0.416
%

7/25/36

137,761

85,589
(a)(b)

Citigroup Mortgage Loan Trust Inc., 2005-HE2 A

0.586
%

5/25/35

231,100

218,607
(a)(b)

Citigroup Mortgage Loan Trust Inc., 2007-AR4 2A1A

2.828
%

3/25/37

1,247,863

820,918
 (b)

See Notes to Financial Statements.

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

13

Legg Mason Western Asset Short-Term Bond Fund

Security

Rate

Maturity Date

Face Amount

Value

Collateralized Mortgage
Obligations — continued

Countrywide Alternative Loan Trust, 2004-33 1A1

2.775
%

12/25/34

$
98,024

$
77,809
(b)

Countrywide Alternative Loan Trust, 2004-33 2A1

3.175
%

12/25/34

90,646

72,385
(b)

Countrywide Alternative Loan Trust, 2005-56 4A1

0.496
%

11/25/35

612,221

391,372
(b)

Countrywide Alternative Loan Trust, 2005-59 1A2A

0.566
%

11/20/35

2,044,062

529,179
(b)

Countrywide Home Loan, 2003-HYB1 1A1

2.772
%

5/19/33

158,278

147,802
(b)

Countrywide Home Loans, 2003-2 A2

4.000
%

3/25/33

357,224

357,100

Countrywide Home Loans, 2003-HYB3 6A1

2.991
%

11/19/33

80,087

61,444
(b)

Countrywide Home Loans, 2005-R2 1AF2

0.526
%

6/25/35

192,037

141,585
(a)(b)

Countrywide Home Loans, 2005-R3 AF

0.586
%

9/25/35

91,412

81,826
(a)(b)

Countrywide Home Loans, 2006-R2 AF1

0.606
%

7/25/36

139,623

125,145
(a)(b)

Countrywide Home Loans Mortgage Pass-Through Trust, 2004-23 A

2.539
%

11/25/34

788,889

498,868
(b)

CS First Boston Mortgage Securities Corp., 2004-AR5 7A2

2.575
%

6/25/34

809,869

784,235
(b)

Downey Savings & Loan Association Mortgage Loan Trust, 2006-AR1 2A1A

1.218
%

4/19/47

647,438

418,765
(b)

Downey Savings and Loan Association Mortgage Loan Trust, 2005-AR1 2A1A

0.436
%

3/19/45

370,307

253,200
(b)

FDIC Structured Sale Guaranteed Notes, 2010-S1 1A

0.741
%

2/25/48

701,361

702,692
(a)(b)

FDIC Structured Sale Guaranteed Notes, 2010-S2

0.891
%

12/29/45

2,250,258

2,250,258
(a)(b)(g)

Federal Home Loan Mortgage Corp. (FHLMC), 2525 AM

4.500
%

4/15/32

304,579

319,593

Federal Home Loan Mortgage Corp. (FHLMC), Structured Pass-Through Securities, T-51 1A

6.500
%

9/25/43

260,214

295,954
(b)

First Horizon Alternative Mortgage Securities, 2006-FA8 1A8

0.556
%

2/25/37

263,572

149,620
(b)

First Horizon Mortgage Pass-Through Trust, 2004-AR7 1A1

2.750
%

2/25/35

1,105,857

994,749
(b)

GE Capital Commercial Mortgage Corp., 2001-2 A4

6.290
%

8/11/33

99,365

99,328

Government National Mortgage Association (GNMA), 1996-12 S

8.313
%

6/16/26

831,370

184,914
(b)

Government National Mortgage Association (GNMA), 1996-17 S

8.363
%

8/16/26

637,985

138,570
(b)

Government National Mortgage Association (GNMA), 2010-H03 FA

0.742
%

3/20/60

1,632,381

1,629,483
(b)(g)

Government National Mortgage Association (GNMA), 2010-H10 FB

1.192
%

5/20/60

1,770,471

1,797,028
(b)

Government National Mortgage Association (GNMA), 2011-H01 AF

0.660
%

11/20/60

3,747,522

3,724,699
(b)

Government National Mortgage Association (GNMA), 2011-H07 FA

0.686
%

2/20/61

1,036,829

1,033,594
(b)

Greenpoint Mortgage Funding Trust, 2006-AR3 3A1

0.416
%

9/25/35

456,348

187,232
 (b)

See Notes to Financial Statements.

14

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

Schedule of investments
(unaudited) (cont’d)

June 30, 2011

Legg Mason Western Asset Short-Term Bond Fund

Security

Rate

Maturity Date

Face Amount

Value

Collateralized Mortgage
Obligations — continued

GSMPS Mortgage Loan Trust, 2004-4 2A1

4.025
%

6/25/34

$
1,704,384

$
1,613,955
(a)(b)

GSMPS Mortgage Loan Trust, 2005-RP3 1AF

0.536
%

9/25/35

1,675,425

1,416,439
(a)(b)

GSR Mortgage Loan Trust, 2005-AR3 4A1

2.754
%

5/25/35

335,934

229,427
(b)

Harborview Mortgage Loan Trust, 2004-8 3A2

0.586
%

11/19/34

243,434

146,597
(b)

Homebanc Mortgage Trust, 2004-2 A1

0.556
%

12/25/34

593,344

499,968
(b)

Homebanc Mortgage Trust, 2005-1 A1

0.436
%

3/25/35

934,976

663,931
(b)

IMPAC CMB Trust, 2004-5 1A1

0.906
%

10/25/34

473,511

439,029
(b)

IMPAC CMB Trust, 2007-A A

0.436
%

5/25/37

167,684

139,345
(b)

Indymac Inda Mortgage Loan Trust, 2007-AR7 1A1

5.851
%

11/25/37

481,560

389,372
(b)

Indymac Index Mortgage Loan Trust, 2004-AR14 2A1A

0.546
%

1/25/35

399,886

237,121
(b)

Indymac Index Mortgage Loan Trust, 2006-AR04 A1A

0.396
%

5/25/46

399,943

251,990
(b)

JPMorgan Alternative Loan Trust, 2006-A4 A7

6.300
%

9/25/36

1,000,000

473,126
(b)

JPMorgan Mortgage Trust, 2004-A1 1A1

4.714
%

2/25/34

253,186

253,545
(b)

JPMorgan Mortgage Trust, 2006-A2 5A1

2.969
%

11/25/33

342,605

337,634
(b)

LB-UBS Commercial Mortgage Trust, 2002-C2 A4

5.594
%

6/15/31

1,520,000

1,563,658

MASTR, Asset Securitization Trust, 2003-4 6A2

4.375
%

5/25/33

266,147

265,476

MASTR Adjustable Rate Mortgages Trust, 2004-13 3A7

2.836
%

11/21/34

3,000,000

2,878,457
(b)

MASTR ARM Trust, 2003-6 1A2

2.575
%

12/25/33

192,864

184,917
(b)

MASTR Reperforming Loan Trust, 2005-1 1A3

7.000
%

8/25/34

61,506

63,196
(a)

Merrill Lynch Mortgage Investors Inc., 2003-A2 2M1

2.547
%

3/25/33

822,233

657,942
(b)

Merrill Lynch Mortgage Investors Inc., 2003-A6 1A

3.157
%

9/25/33

86,291

82,046
(b)

Morgan Stanley Dean Witter Capital I, 2002-IQ3 A4

5.080
%

9/15/37

1,497,017

1,549,393

Mortgage IT Trust, 2005-2 1A1

0.446
%

5/25/35

198,413

159,128
(b)

Mortgage IT Trust, 2005-3 A1

0.486
%

8/25/35

376,030

291,077
(b)

NCUA Guaranteed Notes, 2010-R2 1A

0.635
%

11/6/17

1

1
(b)

NCUA Guaranteed Notes, 2011-R1 1A

0.640
%

1/8/20

1,387,027

1,387,679
(b)

New York Mortgage Trust Inc., 2005-2 A

0.516
%

8/25/35

865,740

766,103
(b)

Nomura Asset Acceptance Corp., 2004-AR4 1A1

2.456
%

12/25/34

1,537,540

1,455,663
(b)

Prime Mortgage Trust, 2005-2 2A1

7.160
%

10/25/32

534,686

531,101
(b)

Residential Asset Mortgage Products Inc., 2004-SL2 A4

8.500
%

10/25/31

18,009

19,373

Residential Asset Mortgage Products Inc., 2004-SL3 A3

7.500
%

12/25/31

13,937

14,111

Residential Asset Mortgage Products Inc., 2004-SL4 A5

7.500
%

7/25/32

32,113

32,533

Sequoia Mortgage Trust, 2003-2 A2

0.735
%

6/20/33

212,104

178,417
(b)

Structured ARM Loan Trust, 2004-04 3A1

2.593
%

4/25/34

392,955

333,281
(b)

Structured ARM Loan Trust, 2004-07 A1

0.591
%

6/25/34

355,829

278,257
(b)

Structured ARM Loan Trust, 2004-9XS A

0.556
%

7/25/34

311,236

268,563
(b)

Structured ARM Loan Trust, 2005-04 1A1

2.665
%

3/25/35

679,487

470,854
(b)

Structured ARM Loan Trust, 2005-15 1A1

2.592
%

7/25/35

686,860

507,971
 (b)

See Notes to Financial Statements.

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

15

Legg Mason Western Asset Short-Term Bond Fund

Security

Rate

Maturity Date

Face Amount

Value

Collateralized
Mortgage Obligations — continued

Structured Asset Mortgage Investments Inc., 2006-AR2 A1

0.416
%

2/25/36

$
528,896

$
334,547
(b)

Structured Asset Securities Corp., 2002-08A 7A1

1.958
%

5/25/32

148,135

132,441
(b)

Structured Asset Securities Corp., 2002-11A B2II

2.744
%

6/25/32

226,197

74,262
(b)

Structured Asset Securities Corp., 2002-16A B2II

2.594
%

8/25/32

288,163

163,005
(b)

Structured Asset Securities Corp., 2002-3 B2

6.500
%

3/25/32

1,183,479

1,095,291

Structured Asset Securities Corp., 2004-2 4A1

2.620
%

3/25/34

1,163,757

1,121,271
(b)

Structured Asset Securities Corp., 2004-5 1A

2.692
%

5/25/34

95,515

86,400
(b)

Structured Asset Securities Corp., 2004-NP1 A

0.586
%

9/25/33

783,763

695,567
(a)(b)

Structured Asset Securities Corp., 2005-4XS 3A4

4.790
%

3/25/35

2,560,000

2,542,102

Structured Asset Securities Corp., 2005-RF3 2A

4.049
%

6/25/35

1,129,257

977,779
(a)(b)

WaMu Mortgage Pass-Through Certificates, 2003-AR8 A

2.715
%

8/25/33

268,435

264,143
(b)

WaMu Mortgage Pass-Through Certificates, 2004-AR08 A1

0.670
%

6/25/44

355,606

265,358
(b)

WaMu Mortgage Pass-Through Certificates, 2004-AR14 A1

2.580
%

1/25/35

691,074

667,328
(b)

WaMu Mortgage Pass-Through Certificates, 2007-OA2 1A

0.978
%

3/25/47

618,841

388,142
(b)

WaMu Mortgage Pass-Through Certificates, 2007-OA2 2A

2.702
%

3/25/47

2,553,787

1,615,731
(b)

WaMu Mortgage Pass-Through Certificates, 2007-OA6 1A

1.109
%

7/25/47

3,898,432

2,524,309
(b)

Washington Mutual Inc., 2005-AR4 A5

2.585
%

4/25/35

200,000

169,271
(b)

Washington Mutual Inc., 2005-AR8 2A1A

0.476
%

7/25/45

513,788

418,769
(b)

Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR09 1A

1.278
%

8/25/46

97,468

64,205
(b)

Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR09 A1A

0.506
%

7/25/45

579,295

478,291
(b)

Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR11 A1A

0.506
%

8/25/45

492,647

404,714
(b)

Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR11 1A

1.238
%

9/25/46

579,425

388,678
(b)

Washington Mutual Inc., Mortgage Pass-Through Certificates, Whole Loan, 2003-AR5 A7

2.578
%

6/25/33

422,733

418,936
(b)

Washington Mutual Inc., Pass-Through Certificates, 2003-AR10 A7

2.624
%

10/25/33

1,202,116

1,188,005
(b)

Washington Mutual Mortgage Pass-Through Certificates, 2006-AR1 A1B

0.506
%

2/25/36

903,475

136,253
(b)

Washington Mutual Mortgage Pass-Through Certificates, 2006-AR4 DA

1.248
%

6/25/46

606,568

291,012
 (b)

See Notes to Financial Statements.

16

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

Schedule of investments
(unaudited) (cont’d)

June 30, 2011

Legg Mason Western Asset Short-Term Bond Fund

Security

Rate

Maturity Date

Face Amount

Value

Collateralized
Mortgage Obligations — continued

Wells Fargo Mortgage Backed Securities Trust, 2004-AA A1

4.981
%

12/25/34

$
776,188

$
740,180
(b)

Wells Fargo Mortgage Backed Securities Trust, 2004-I B2

2.841
%

7/25/34

352,920

169,843
(b)

Total Collateralized Mortgage Obligations (Cost — $76,142,346)

66,562,272

Mortgage-Backed Securities
— 5.1%

FHLMC — 0.2%

Federal Home Loan Mortgage Corp. (FHLMC)

9.000
%

5/1/20-1/1/21

32,475

36,803

Federal Home Loan Mortgage Corp. (FHLMC)

8.500
%

6/1/21

319

361

Federal Home Loan Mortgage Corp. (FHLMC)

8.000
%

2/1/31

160,988

191,573

Federal Home Loan Mortgage Corp. (FHLMC)

7.000
%

4/1/32

684,959

795,241

Total FHLMC

1,023,978

FNMA — 3.7%

Federal National Mortgage Association (FNMA)

6.500
%

7/1/13-4/1/31

76,342

81,873

Federal National Mortgage Association (FNMA)

11.000
%

12/1/15

2,395

2,442

Federal National Mortgage Association (FNMA)

12.500
%

1/1/18

16,147

16,307

Federal National Mortgage Association (FNMA)

9.000
%

11/1/21

34,093

37,089

Federal National Mortgage Association (FNMA)

7.000
%

2/1/27-1/1/33

2,100,351

2,431,073

Federal National Mortgage Association (FNMA)

6.000
%

11/1/27

96

107

Federal National Mortgage Association (FNMA)

2.435
%

5/1/32

30,343

30,489
(b)

Federal National Mortgage Association (FNMA)

2.557
%

8/1/32

40,126

42,012
(b)

Federal National Mortgage Association (FNMA)

2.465
%

12/1/32

241,250

252,677
(b)

Federal National Mortgage Association (FNMA)

1.905
%

1/1/33

473,648

489,486
(b)

Federal National Mortgage Association (FNMA)

2.050
%

5/1/34

1,152,234

1,206,804
(b)

Federal National Mortgage Association (FNMA)

2.094
%

5/1/35

873,549

905,212
(b)

Federal National Mortgage Association (FNMA)

3.564
%

12/1/39

12,631,209

13,200,897
(b)

Federal National Mortgage Association (FNMA)

5.000
%

7/14/41

400,000

425,062
(h)

Federal National Mortgage Association (FNMA)

5.500
%

7/14/41

200,000

216,281
(h)

Federal National Mortgage Association (FNMA)

6.000
%

7/14/41

800,000

878,875
(h)

Total FNMA

20,216,686

GNMA — 1.2%

Government National Mortgage Association (GNMA)

6.000
%

5/15/14-11/15/28

56,209

62,203

Government National Mortgage Association (GNMA)

9.000
%

9/15/22

449

455

Government National Mortgage Association (GNMA)

6.500
%

8/15/34

2,151,745

2,553,402

Government National Mortgage Association (GNMA)

1.700
%

1/20/60

1,863,538

1,895,301
 (b)(g)

See Notes to Financial Statements.

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

17

Legg Mason Western Asset Short-Term Bond Fund

Security

Rate

Maturity Date

Face Amount

Value

GNMA — continued

Government National Mortgage Association (GNMA)

2.332
%

8/20/60

$
1,647,077

$
1,767,808
(b)

Total GNMA

6,279,169

Total Mortgage-Backed Securities (Cost — $26,686,010)

27,519,833

Sovereign Bonds —
1.2%

Japan — 0.7%

Japan Finance Corp., Senior Bonds

2.875
%

2/2/15

3,600,000

3,799,854

Norway — 0.5%

Kommunalbanken AS, Senior Notes

2.375
%

1/19/16

2,400,000

2,448,494
(a)

Total Sovereign Bonds (Cost — $5,983,803)

6,248,348

U.S. Government
& Agency Obligations — 21.1%

U.S. Government Agencies — 14.1%

Federal Farm Credit Bank (FFCB), Bonds

0.270
%

4/25/12

5,000,000

4,999,445

Federal Farm Credit Bank (FFCB), Bonds

0.141
%

11/29/12

6,000,000

6,003,744
(b)

Federal Farm Credit Bank (FFCB), Bonds

1.500
%

11/16/15

2,600,000

2,574,627

Federal Home Loan Bank (FHLB), Bonds

0.330
%

9/30/11

9,500,000

9,505,985

Federal Home Loan Bank (FHLB), Bonds

0.136
%

10/26/12

6,000,000

6,000,564
(b)

Federal Home Loan Bank (FHLB), Bonds

1.070
%

4/29/13

3,900,000

3,902,484

Federal Home Loan Mortgage Corp. (FHLMC)

1.125
%

10/21/13

4,000,000

4,002,044

Federal Home Loan Mortgage Corp. (FHLMC), Notes

0.700
%

6/28/13

3,400,000

3,399,034

Federal Home Loan Mortgage Corp. (FHLMC), Notes

1.750
%

9/10/15

530,000

532,740

Federal Home Loan Mortgage Corp. (FHLMC), Notes

2.750
%

1/13/16

5,000,000

5,004,140

Federal Home Loan Mortgage Corp. (FHLMC), Senior Notes

5.750
%

1/15/12

5,100,000

5,253,663

Federal National Mortgage Association (FNMA)

4.750
%

2/21/13

4,400,000

4,708,748

Federal National Mortgage Association (FNMA)

2.028
%

4/1/33

726,860

761,327
(b)

Federal National Mortgage Association (FNMA), Notes

1.000
%

4/4/12

4,500,000

4,524,638

Federal National Mortgage Association (FNMA), Notes

0.375
%

12/28/12

4,250,000

4,252,550

Federal National Mortgage Association (FNMA), Notes

0.875
%

4/15/13

4,900,000

4,901,377

Federal National Mortgage Association (FNMA), Notes

1.050
%

9/9/13

3,100,000

3,121,154

Federal National Mortgage Association (FNMA), Notes

1.000
%

2/17/26

2,540,000

2,539,774

Total U.S. Government Agencies

75,988,038

U.S. Government Obligations — 7.0%

U.S. Treasury Notes

0.625
%

12/31/12

680,000

682,895

U.S. Treasury Notes

0.750
%

3/31/13

800,000

804,813

U.S. Treasury Notes

0.625
%

4/30/13

6,250,000

6,273,412

U.S. Treasury Notes

0.750
%

6/15/14

19,070,000

19,050,644

U.S. Treasury Notes

1.750
%

5/31/16

11,160,000

11,179,162

Total U.S. Government Obligations

37,990,926

  Total U.S. Government & Agency Obligations (Cost —
$113,933,983)

113,978,964

See Notes to Financial Statements.

18

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

Schedule of investments
(unaudited) (cont’d)

June 30, 2011

Legg Mason Western Asset Short-Term Bond Fund

Security

Rate

Shares

Value

Preferred Stocks —
0.0%

Financials —
0.0%

Thrifts & Mortgage Finance — 0.0%

Federal Home Loan Mortgage Corp. (FHLMC)

8.375
%

2,625

$
7,744
*(b)

Federal National Mortgage Association (FNMA)

8.250
%

7,075

15,211
*(b)

Total Preferred Stocks (Cost — $242,500)

22,955

Expiration Date

Contracts

Purchased Options —
0.0%

Eurodollar Mid Curve 1-Year Futures, Put @ $99.00 (Cost — $22,561)

9/16/11

111

23,588

  Total Investments before Short-Term Investments (Cost —
$518,984,001)

502,382,091

Maturity Date

Face Amount

Short-Term Investments
— 4.6%

Commercial Paper — 2.9%

American Honda Finance Corp.

0.210
%

7/21/11

$
5,205,000

5,204,393
(i)

Credit Agricole North America Inc.

0.200
%

8/9/11

3,000,000

2,999,350
(i)

Illinois Tool Works Inc.

0.100
%

7/12/11

3,000,000

2,999,908
(i)

ING U.S. Funding LLC

0.160
%

8/12/11

4,695,000

4,694,124
(i)

Total Commercial Paper (Cost — $15,897,774)

15,897,775

U.S. Government Agencies — 0.8%

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes

0.200
%

9/29/11

3,500,000

3,499,825
(i)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes

0.120
%

1/10/12

750,000

749,598
(i)(j)

Total U.S. Government Agencies (Cost — $4,247,768)

4,249,423

U.S. Government Obligations — 0.4%

U.S. Treasury Bills (Cost — $2,305,435)

0.256
%

4/5/12

2,310,000

2,307,997
(i)

Ceritificates of Deposit (Yankee) — 0.5%

Nordea Bank Finland PLC (Cost — $2,700,000)

0.462
%

11/13/12

2,700,000

2,700,043
(b)

Total Short-Term Investments (Cost — $25,150,977)

25,155,238

Total Investments — 97.6% (Cost — $544,134,978#)

527,537,329

Other Assets in Excess of Liabilities — 2.4%

12,822,698

Total Net Assets — 100.0%

$
540,360,027

*
Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)
Security has no maturity date. The date shown represents the next call date.

(d)
The maturity principal is currently in default as of June 30, 2011.

See Notes to Financial Statements.

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

19

Legg Mason Western Asset Short-Term Bond Fund

(e)
Illiquid security.

(f)
The coupon payment on these securities is currently in default as of June 30, 2011.

(g)
Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(h)
This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(i)
Rate shown represents yield-to-maturity.

(j)
All or a portion of this security is held at the broker as collateral for open futures contracts.

†
Value is less than $1.

#
Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM

— Adjustable Rate Mortgage

CMB

— Cash Management Bill

Schedule of Written Options

Security

Expiration Date

Strike Price

Contracts

Value

Eurodollar Futures, Call

3/19/12

$
99.50

188

$
72,850

Eurodollar Futures, Put

3/19/12

99.50

188

72,850

Eurodollar Mid Curve 1-Year Futures, Put

9/16/11

98.25

111

2,081

Total Written Options (Premiums received — $153,992)

$
147,781

See Notes to Financial
Statements.

20

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2011

Assets:

Investments, at value (Cost — $544,134,978)

$
527,537,329

Cash

14,500,158

Interest receivable

2,713,941

Receivable for securities sold

2,671,895

Receivable for Fund shares sold

1,377,245

Principal paydown receivable

16,905

Swaps, at value (net premiums paid — $8,503)

6,842

Prepaid expenses

56,580

Other receivables

903

Total Assets

548,881,798

Liabilities:

Payable for securities purchased

6,378,275

Payable for Fund shares repurchased

1,518,722

Investment management fee payable

199,379

Written options, at value (premiums received $153,992)

147,781

Service and/or distribution fees payable

84,259

Swaps, at value (net premium paid — $816)

15,913

Distributions payable

13,462

Payable to broker — variation margin on open futures contracts

8,665

Trustees’ fees payable

7,220

Payable for open swap contracts

1,329

Accrued expenses

146,766

Total Liabilities

8,521,771

Total Net Assets

$
540,360,027

Net
Assets:

Par value (Note 7)

$
1,382

Paid-in capital in excess of par value

588,228,929

Overdistributed net investment income

(718,403)

  Accumulated net realized loss on investments, futures contracts, written options and swap contracts

(30,558,220)

  Net unrealized depreciation on investments, futures contracts, written options and swap contracts

(16,593,661)

Total Net Assets

$
540,360,027

See Notes to Financial Statements.

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

21

Shares
Outstanding:

Class A

16,636,974

Class C

44,396,337

Class I

77,130,040

Net Asset
Value:

Class A (and redemption price)

$3.91

Class C (and redemption price)

$3.91

Class I (and redemption price)

$3.91

Maximum Public Offering
Price Per Share:

Class A (based on maximum initial sales charge of 2.25%)

$4.00

See Notes to Financial
Statements.

22

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

Statement of operations (unaudited)

For the
Six Months Ended June 30, 2011

Investment
Income:

Interest

$
6,432,028

Expenses:

Investment management fee (Note 2)

1,161,335

Service and/or distribution fees (Notes 2 and 5)

497,403

Transfer agent fees (Note 5)

90,461

Registration fees

37,995

Fund accounting fees

29,590

Shareholder reports

25,499

Legal fees

25,465

Audit and tax

22,395

Trustees’ fees

3,339

Custody fees

2,604

Insurance

2,456

Miscellaneous expenses

5,170

Total Expenses

1,903,712

Net Investment Income

4,528,316

Realized and Unrealized
Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):

Net Realized Gain (Loss) From:

Investment transactions

(1,330,381)

Futures contracts

751,838

Written options

181,056

Swap contracts

(22,560)

Net Realized Loss

(420,047)

Change in Net Unrealized Appreciation (Depreciation) From:

Investments

5,397,077

Futures contracts

439,041

Written options

(16,249)

Swap contracts

(61,294)

Change in Net Unrealized Appreciation (Depreciation)

5,758,575

Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts

5,338,528

Increase in Net Assets from Operations

$
9,866,844

See Notes to Financial
Statements.

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

23

Statements of changes in net assets

For the Six Months Ended June 30, 2011 (unaudited) and the Year Ended December 31, 2010

2011

2010

Operations:

Net investment income

$
4,528,316

$
11,837,918

Net realized loss

(420,047)

(2,412,541)

Change in net unrealized appreciation (depreciation)

5,758,575

25,103,043

Proceeds from settlement of a regulatory matter

—

67,524
†

Increase in Net Assets From Operations

9,866,844

34,595,944

Distributions to
Shareholders From (Notes 1 and 6):

Net investment income

(5,107,776)

(13,240,985)

  Decrease in Net Assets From Distributions to
Shareholders

(5,107,776)

(13,240,985)

Fund Share Transactions
(Note 7):

Net proceeds from sale of shares

95,215,576

237,428,291

Reinvestment of distributions

5,017,653

13,046,324

Cost of shares repurchased

(67,482,843)

(175,275,802)

Increase in Net Assets From Fund Share Transactions

32,750,386

75,198,813

Increase in Net Assets

37,509,454

96,553,772

Net
Assets:

Beginning of period

502,850,573

406,296,801

End of period*

$
540,360,027

$
502,850,573

  *   Includes overdistributed net investment income
of:

$(718,403)

$(138,943)

†
The Fund received $56,780, $10,463 and $281 for Class A, C and I shares, respectively, related to this distribution.

See Notes to Financial Statements.

24

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class A Shares[1]

2011[2]

2010

2009

2008

2007

2006[3]

Net asset value, beginning
of period

$3.87

$3.69

$3.34

$ 3.98

$4.13

$4.14

Income (loss) from operations:

Net investment income

0.03

0.09

0.09

0.15

0.19

0.14

Net realized and unrealized gain (loss)

0.05

0.19

0.36

(0.63)

(0.15)

0.02

Total income (loss) from operations

0.08

0.28

0.45

(0.48)

0.04

0.16

Less distributions from:

Net investment income

(0.04)

(0.10)

(0.10)

(0.16)

(0.19)

(0.17)

Total distributions

(0.04)

(0.10)

(0.10)

(0.16)

(0.19)

(0.17)

Net asset value, end of
period

$3.91

$3.87

$3.69

$3.34

$3.98

$4.13

Total return[4]

1.99
%

7.75
%

13.70
%

(12.39)
%

1.00
%

3.98
%

Net assets, end of period
(millions)

$65

$62

$45

$39

$58

$70

Ratios to average net assets:

Gross expenses

0.82
%[5]

0.88
%

0.98
%

1.02
%

0.90
%

0.86
%[6]

Net expenses[7]

0.82
[5]

0.88

0.98

1.01
[8]

0.90

0.84
[6,8]

Net investment income

1.67
[5]

2.33

2.61

4.09

4.54

3.52

Portfolio turnover rate[9]

53
%

80
%

94
%

46
%

81
%

124
%

[1]
Per share amounts have been calculated using the average shares method.

[2]
For the six months ended June 30, 2011 (unaudited).

[3]
Represents a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]
Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.85% and 0.83%, respectively.

[7]
The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]
Reflects fees forgone and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been
67% for the six months ended June 30, 2011 and 87%, 159%, 291%, 372% and 270% for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, respectively.

See Notes to Financial Statements.

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

25

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class C Shares[1]

2011[2]

2010

2009

2008

2007

2006[3]

Net asset value, beginning
of period

$3.88

$3.70

$3.34

$ 3.99

$4.14

$4.15

Income (loss) from operations:

Net investment income

0.03

0.08

0.08

0.13

0.16

0.12

Net realized and unrealized gain (loss)

0.03

0.19

0.37

(0.64)

(0.14)

0.02

Total income (loss) from operations

0.06

0.27

0.45

(0.51)

0.02

0.14

Less distributions from:

Net investment income

(0.03)

(0.09)

(0.09)

(0.14)

(0.17)

(0.15)

Total distributions

(0.03)

(0.09)

(0.09)

(0.14)

(0.17)

(0.15)

Net asset value, end of
period

$3.91

$3.88

$3.70

$3.34

$3.99

$4.14

Total return[4]

1.59
%

7.44
%

13.63
%

(13.15)
%

0.34
%

3.39
%

Net assets, end of period
(millions)

$174

$172

$123

$5

$7

$9

Ratios to average net assets:

Gross expenses

1.09
%[5]

1.08
%

1.08
%

1.63
%

1.56
%

1.46
%[6]

Net expenses[7]

1.09
[5]

1.08
[8]

1.08
[8]

1.63

1.56

1.42
[6,9]

Net investment income

1.41
[5]

2.14

2.34

3.47

3.86

2.92

Portfolio turnover rate[10]

53
%

80
%

94
%

46
%

81
%

124
%

[1]
Per share amounts have been calculated using the average shares method.

[2]
For the six months ended June 30, 2011 (unaudited).

[3]
Represents a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]
Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.45% and 1.41%, respectively.

[7]
The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

Effective at the close of business on July 10, 2009, management contractually agreed to waive fees and/or reimburse expenses (other than brokerage, taxes, interest and extraordinary expenses) to limit total net operating expenses to 1.10% for Class C shares until April 30, 2010.

[9]
Reflects fees forgone and/or expense reimbursements.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been
67% for the six months ended June 30, 2011 and 87%, 159%, 291%, 372% and 270% for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, respectively.

See Notes to Financial Statements.

26

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class I Shares[1]

2011[2]

2010

2009

2008

2007

2006[3]

Net asset value, beginning
of period

$3.87

$3.70

$3.34

$ 3.99

$4.13

$4.14

Income (loss) from operations:

Net investment income

0.04

0.10

0.11

0.17

0.20

0.16

Net realized and unrealized gain (loss)

0.04

0.18

0.37

(0.64)

(0.13)

0.02

Total income (loss) from operations

0.08

0.28

0.48

(0.47)

0.07

0.18

Less distributions from:

Net investment income

(0.04)

(0.11)

(0.12)

(0.18)

(0.21)

(0.19)

Total distributions

(0.04)

(0.11)

(0.12)

(0.18)

(0.21)

(0.19)

Net asset value, end of
period

$3.91

$3.87

$3.70

$3.34

$3.99

$4.13

Total return[4]

2.14
%

7.77
%

14.55
%

(12.16)
%

1.63
%

4.34
%

Net assets, end of period
(millions)

$302

$269

$238

$182

$212

$302

Ratios to average net assets:

Gross expenses

0.51
%[5]

0.50
%

0.51
%

0.50
%

0.52
%

0.50
%[6]

Net expenses[7]

0.51
[5,8]

0.50
[8]

0.51
[8]

0.50

0.52

0.49
[6,9]

Net investment income

1.98
[5]

2.73

3.07

4.60

4.89

3.87

Portfolio turnover rate[10]

53
%

80
%

94
%

46
%

81
%

124
%

[1]
Per share amounts have been calculated using the average shares method.

[2]
For the six months ended June 30, 2011 (unaudited).

[3]
Represents a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]
Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.49% and 0.48%, respectively.

[7]
The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[9]
Reflects fees forgone and/or expense reimbursements.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been
67% for the six months ended June 30, 2011 and 87%, 159%, 291%, 372% and 270% for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, respectively.

See Notes to Financial Statements.

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

27

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Western Asset Short-Term Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland
statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Debt securities are valued at the
mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has
adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•

Level 1 — quoted prices in active markets for identical investments

•

  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

28

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

Notes to financial statements
(unaudited) (cont’d)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS

Description

Quoted Prices (Level 1)

Other Significant Observable Inputs (Level 2)

Significant Unobservable Inputs (Level 3)

Total

Long-term investments†:

Corporate bonds & notes

—

$
223,722,518

$
1,570,000

$
225,292,518

Asset-backed securities

—

62,733,613

—

62,733,613

Collateralized mortgage obligations

—

64,312,014

2,250,258

66,562,272

Mortgage-backed securities

—

27,519,833

—

27,519,833

Sovereign bonds

—

6,248,348

—

6,248,348

U.S. government & agency obligations

—

113,978,964

—

113,978,964

Preferred stocks

$
22,955

—

—

22,955

Purchased options

23,588

—

—

23,588

Total long-term investments

$
46,543

$
498,515,290

$
3,820,258

$
502,382,091

Short-term investments†

—

25,155,238

—

25,155,238

Total investments

$
46,543

$
523,670,528

$
3,820,258

$
527,537,329

Other financial instruments:

Futures contracts

145,222

—

—

145,222

Credit default swaps on corporate issues — buy protection‡

—

6,842

6,842

Total other financial instruments

$
145,222

$
6,842

—

$
152,064

Total

$
191,765

$
523,677,370

$
3,820,258

$
527,689,393

LIABILITIES

Description

Quoted Prices (Level 1)

Other Significant Observable Inputs (Level 2)

Significant Unobservable Inputs (Level 3)

Total

Other financial instruments:

Written options

$
147,781

—

—

$
147,781

Futures contracts

129,055

—

—

129,055

Credit default swaps on corporate issues — buy protection‡

—

$
15,913

—

15,913

Total

$
276,836

$
15,913

—

$
292,749

†
See Schedule of Investments for additional detailed categorizations.

‡
Values include any premiums paid or received with respect to swap contracts.

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

29

The following is a reconciliation of investments in which significant unobservable inputs (Level 3)
were used in determining fair value:

Investments in Securities

Corporate Bonds & Notes

Collateralized Mortgage Obligations

Total

Balance as of December 31, 2010

$
0
*

$
3,820,000

$
3,820,000

Accrued premiums/discounts

—

—

—

Realized gain (loss)

—

—

—

Change in unrealized appreciation (depreciation)

—

—

—

Net purchases (sales)

1,570,000

(3,820,000)

(2,250,000)

Transfers into Level 3

—

2,250,258

2,250,258

Transfers out of Level 3

—

—

—

Balance as of June 30, 2011

$
1,570,000

$
2,250,258

$
3,820,258

Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2011

—

—

—

*
Value is less than $1.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the
Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to or hedge against changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the

30

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

Notes to financial statements
(unaudited) (cont’d)

settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of
Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees,
risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its
mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of
entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

31

roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Securities traded on a to-be-announced basis. The Fund may trade securities on a TBA basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may
exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

Payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the
event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2011, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the period ended June 30, 2011 see Note 4.

32

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

Notes to financial statements
(unaudited) (cont’d)

Credit default
swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The
Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

33

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(h) Credit and market risk. The Fund invests in high-yield and emerging market instruments that may be subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(i) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks.
The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in

34

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

Notes to financial statements
(unaudited) (cont’d)

the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of June 30, 2011, the Fund held credit default swaps and written options with credit related contingent features which had a liability position of $163,694. If a contingent feature in the Master Agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(j) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(k) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(l) Share class
accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(m) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(n) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the
Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2011, no provision for income tax would be required in the Fund’s financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue
Service and state departments of revenue.

(o)
Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

35

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western
Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As
a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of expenses other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed
0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously forgone or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’
total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC
(“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of Funds sold by
LMIS, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended
June 30, 2011, LMIS and its affiliates received sales charges of approximately $1,000 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2011, CDSCs paid to LMIS and its affiliates were approximately:

Class A

Class C

CDSCs

$
7,000

$
1,000

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the

36

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

Notes to financial statements
(unaudited) (cont’d)

receipt of all or a portion of their fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Assets and Liabilities under
Trustees’ fees payable and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2006. This change had no effect on fees previously deferred. As of June 30, 2011, the Fund had accrued $3,616 as deferred compensation payable.

All officers
and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.
Investments

During the six months ended June 30, 2011, the aggregate cost of purchases and proceeds from sales of investments
(excluding short-term investments) and U.S Government & Agency Obligations were as follows:

Investments

U.S. Government & Agency Obligations

Purchases

$
82,845,989

$
245,372,189

Sales

82,137,215

245,251,606

At June 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation

$
9,903,549

Gross unrealized depreciation

(26,501,198)

Net unrealized depreciation

$
(16,597,649)

At June 30, 2011, the Fund had the following open futures contracts:

Number of Contracts

Expiration Date

Basis Value

Market Value

Unrealized Gain (Loss)

Contracts to
Buy:

90-Day Eurodollar

75

3/12

$
18,657,431

$
18,659,062

$
1,631

U.S. Treasury 2-Year Notes

317

9/11

69,612,030

69,531,969

(80,061)

U.S. Treasury 5-Year Notes

160

9/11

19,039,692

19,071,250

31,558

$
(46,872)

Contracts to
Sell:

90-Day Eurodollar

75

6/12

18,585,694

18,634,688

(48,994)

90-Day Eurodollar

75

3/13

18,517,256

18,502,500

14,756

U.S. Treasury 10-Year Notes

83

9/11

10,250,511

10,153,234

97,277

$
63,039

Net unrealized gain on open futures contracts

$
16,167

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

37

During the six months ended June 30, 2011, written option transactions for the Fund were as follows:

Number of Contracts

Premiums

Written options, outstanding as of December 31, 2010

524

$
127,360

Options written

1,419

533,679

Options closed

(1,269)

(474,342)

Options exercised

(75)

(23,469)

Options expired

(112)

(9,236)

Written options, outstanding as of June 30, 2011

487

$
153,992

At June 30, 2011, the Fund held TBA securities with a total cost of $1,519,273.

At June 30, 2011, the Fund held the following open swap contracts:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[1]

Swap Counterparty (reference Entity)

Notional Amount[2]

Termination Date

Periodic Payments Made By The Fund‡

Market Value

Upfront Premiums Paid (Received)

Unrealized Appreciation (Depreciation)

Goldman Sachs Group Inc. (Assured Guaranty Municipal Corp., 0.480% due 11/15/13)

$
300,000

3/20/15

5.000% quarterly

$
(8,441)

$
2,180

$
(10,621)

Goldman Sachs Group Inc. (Assured Guaranty Municipal Corp., 0.480% due 11/15/13)

370,000

3/20/20

5.000% quarterly

6,842

8,503

(1,661)

Goldman Sachs Group Inc. (Assured Guaranty Municipal Corp., 0.480%, due 11/15/13)

200,000

3/20/13

5.000% quarterly

(7,472)

(1,364)

(6,108)

Total

$
870,000

$
(9,071)

$
9,319

$
(18,390)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

‡
Percentage shown is an annual percentage rate.

38

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

Notes to financial statements
(unaudited) (cont’d)

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of
Assets and Liabilities at June 30, 2011.

ASSET
DERIVATIVES[1]

Interest Rate Contracts Risk

Credit Contracts Risk

Total

Purchased options[2]

$
23,588

—

$
23,588

Futures contracts[3]

145,222

—

145,222

Swap contracts[4]

—

$
6,842

6,842

Total

$
168,810

$
6,842

$
175,652

LIABILITY
DERIVATIVES[1]

Interest Rate Contracts Risk

Credit Contracts Risk

Total

Written options

$
147,781

—

$
147,781

Futures contracts[3]

129,055

—

129,055

Swap contracts[4]

—

$
15,913

15,913

Total

$
276,836

$
15,913

$
292,749

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]
Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

[4]
  Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s
Statement of Operations for the six months ended June 30, 2011. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED

Interest Rate Contracts Risk

Credit Contracts Risk

Total

Purchased options

$
(51,855)

—

$
(51,855)

Written options

181,056

—

181,056

Futures contracts

751,838

—

751,838

Swap contracts

—

$
(22,560)

(22,560)

Total

$
881,039

$
(22,560)

$
858,479

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

39

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED

Interest Rate Contracts Risk

Credit Contracts Risk

Total

Purchased options

$
1,837

—

$
1,837

Written options

(16,249)

—

(16,249)

Futures contracts

439,041

—

439,041

Swap contracts

—

$
(61,294)

(61,294)

Total

$
424,629

$
(61,294)

$
363,335

During the six months ended June 30, 2011, the volume of derivative activity for the Fund was as follows:

Average Market Value

Purchased options

$
13,747

Written options

86,168

Futures contracts (to buy)

57,730,014

Futures contracts (to sell)

25,405,229

Average Notional Balance

Credit default swap contracts (to buy protection)

$
998,571

5. Class specific expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class C shares calculated at the annual rate of 0.25% of the average daily net assets. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2011, class specific expenses were as follows:

Service and/or Distribution Fees

Transfer Agent Fees

Class A

$
78,697

$
19,241

Class C

418,706

65,781

Class I

—

5,439

Total

$
497,403

$
90,461

6. Distributions to shareholders by class

Six Months Ended June 30, 2011

Year Ended December 31, 2010

Net Investment
Income:

Class A

$
596,567

$
1,493,013

Class C

1,366,695

3,827,082

Class I

3,144,514

7,920,890

Total

$
5,107,776

$
13,240,985

40

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

Notes to financial statements
(unaudited) (cont’d)

7. Shares of beneficial interest

At
June 30, 2011, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

Six Months Ended June 30, 2011

Year Ended December 31, 2010

Shares

Amount

Shares

Amount

Class
A

Shares sold

3,258,250

$
12,718,011

8,143,748

$
31,212,072

Shares issued on reinvestment

147,707

576,948

383,461

1,471,205

Shares repurchased

(2,703,116)

(10,545,945)

(4,957,201)

(19,008,503)

Net Increase

702,841

$
2,749,014

3,570,008

$
13,674,774

Class
C

Shares sold

10,365,085

$
40,510,402

31,066,541

$
118,606,164

Shares issued on reinvestment

343,254

1,341,230

968,950

3,718,702

Shares repurchased

(10,638,240)

(41,520,951)

(20,924,177)

(80,260,875)

Net Increase

70,099

$
330,681

11,111,314

$
42,063,991

Class
I

Shares sold

10,768,939

$
41,987,163

22,986,839

$
87,610,055

Shares issued on reinvestment

793,171

3,099,475

2,050,302

7,856,417

Shares repurchased

(3,952,379)

(15,415,947)

(19,842,044)

(76,006,424)

Net Increase

7,609,731

$
29,670,691

5,195,097

$
19,460,048

8. Capital loss carryforward

As of December 31, 2010, the Fund had a net capital loss carryforward of approximately $27,925,679, of which $4,535,866 expires in 2011, $554,986 expires in 2012, $2,210,102 expires in 2013,
$8,307,534 expires in 2014, $306,147 expires in 2015, $2,362,393 expires in 2016, $7,080,265 expires in 2017 and $2,568,386 expires in 2018. These amounts will be available to offset any future taxable capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

41

9. Legal
matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup
Global Markets Inc. (“CGM”) a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon
Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant
Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the
Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a
consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under
Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006,
plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against
Citigroup Asset Management, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the
Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second

42

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

Notes to financial statements
(unaudited) (cont’d)

Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. On June 9, 2011, the Court of Appeals issued a Summary Order affirming the District Court’s dismissal of all claims with the exception of Plaintiffs’ Section 36(b) claim as it relates to Transfer Agent fees paid to an affiliate of the Managers. The case has been remanded to the District Court for further proceedings in accordance with the Summary Order.

Additional lawsuits arising out of
these circumstances and presenting similar allegations and requests for relief may be filed in the future.

10. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund
(prior to May 31, 2010, the Fund was known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, as
CitiSM New York Tax Free Reserves), a series
of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the
Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both a derivative claim on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason (the “Derivative Claim”). In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures (the “Putative Class Claims”). The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of
filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board.

Legg Mason Western Asset Short-Term Bond Fund 2011 Semi-Annual Report

43

The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the
Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit reserved judgment after determining that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law regarding the statute governing derivative proceedings was better addressed by a Massachusetts court and certified the question to the
Massachusetts Supreme Judicial Court.

On August 23, 2010, the Massachusetts Supreme Judicial Court answered the certified question, concluding that a derivative action must be dismissed under applicable state law following a corporation’s independent determination, made in good faith and after reasonable inquiry, that maintenance of the derivative proceeding is not in the best interests of the corporation, regardless whether the derivative complaint has been filed before or after the corporation’s rejection of the shareholder’s demand.

On May 6, 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal of the Putative Class Claims. With regard to the Derivative Claim, to which the certified question related and as to which the district court granted a motion to dismiss, the Second Circuit vacated the district court’s judgment and remanded with instructions to the court to convert the motion to dismiss to a motion for summary judgment, and to rule on that motion, after further discovery should the court determine that such further discovery is warranted.

11. Other tax information

On
December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Fund, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending December 31, 2011.

Legg Mason Western Asset

Short-Term Bond Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA

Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M.
Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor
Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial
Data Services Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason Western Asset Short-Term Bond Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Legg Mason Western Asset Short-Term Bond Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings
with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund 1-887-721-1926,
(2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Western Asset Short-Term Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this
Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type
of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•

Personal information included on applications or other forms;

•

Account balances, transactions, and mutual fund holdings and positions;

•

Online account access user IDs, passwords, security challenge question responses; and

•

  Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•

  Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•

The Funds’ representatives such as legal counsel, accountants and auditors; and

•

Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The
Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps.
If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0632 8/11 SR11-1451

ITEM 2.
CODE OF ETHICS.

Not applicable.

ITEM 3.
AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.
PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.
AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.
SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.
DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.
PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.
PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.
SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.
CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.
EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications
pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:

/s/ R. Jay Gerken

(R. Jay Gerken)

Chief Executive Officer of

Legg Mason Partners Income Trust

Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ R. Jay Gerken

(R. Jay Gerken)

Chief Executive Officer of

Legg Mason Partners Income Trust

Date: August 26, 2011

By:

/s/ Kaprel Ozsolak

(Kaprel Ozsolak)

Chief Financial Officer of

Legg Mason Partners Income Trust

Date: August 26, 2011